Income Taxes (Tables)	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
Schedule of Income (Loss) Before Income Taxes
Domestic and foreign components of our loss before income taxes from continuing operations were as follows (in thousands):

	Successor		Predecessor
	Year Ended December 31, 2023	Period from January 27, 2022 through December 31, 2022	Period from January 1, 2022 through January 26, 2022
Domestic	$(126,830)	$(489,913)	$(38,068)
Foreign	(4,799)	(3,130)	378
Loss before income tax	$(131,629)	$(493,043)	$(37,690)

Schedule of Income Tax Provision (Benefit)
The components of the income tax provision (benefit) were as follows (in thousands):

	Successor		Predecessor
	Year Ended December 31, 2023	Period from January 27, 2022 through December 31, 2022	Period from January 1, 2022 through January 26, 2022
Current:
Federal	$(64)	$79	$—
State	(662)	427	17
Foreign	1,431	1,866	170
Total current provision	$705	$2,372	$187
Deferred:
Federal	$(17,103)	$(99,328)	$—
State	(1,829)	(9,689)	—
Foreign	(2,144)	(2,035)	(816)
Total deferred benefit	(21,076)	(111,052)	(816)
Income tax benefit	$(20,371)	$(108,680)	$(629)

Schedule of Income Tax Benefit and the Effective Income Tax Rate
A reconciliation of the statutory tax rate to the effective income tax rate for the periods presented was as follows (in thousands):

	Successor				Predecessor
	Year Ended December 31, 2023		Period from January 27, 2022 through December 31, 2022		Period from January 1, 2022 through January 26, 2022
	Amount	%	Amount	%	Amount	%
Income tax (benefit) provision at statutory tax rate	$(27,642)	21.0%	$(103,539)	21.0%	$(7,915)	21.0%
State tax, net of federal	(1,718)	1.3%	(5,470)	1.1%	15	—
Non-Controlling interests	5,865	(4.5)%	19,626	(4.0)%	—	—
Effect of flow-through entity	—	—	—	—	7,994	(21.2)%
Changes in unrecognized tax benefits	2,320	(1.8)%	(1,749)	0.4%	—	—
Foreign income taxes at different statutory rate	(93)	0.1%	(49)	—	18	—
Investment in partnership basis adjustments	(17,627)	13.4%	(22,677)	4.6%	—	—
Stock-based compensation	3,408	(2.6)%	2,858	(0.6)%	—	—
Change in valuation allowance	19,521	(14.8)%	917	(0.2)%	—	—
Other	(4,405)	3.4%	1,403	(0.3)%	(741)	1.9%
Effective income tax rate	$(20,371)	15.5%	$(108,680)	22.0%	$(629)	1.7%

Schedule of Unrecognized Tax Benefits
The aggregate amount of gross unrecognized tax benefits related to uncertain tax positions were as follows (in thousands):

	Successor		Predecessor
	Year Ended December 31, 2023	Period from January 27, 2022 through December 31, 2022	Period from January 1, 2022 through January 26, 2022
Balance at the beginning of the period	$593	$—	$—
Increases (decreases) based on tax positions related to prior periods	(46)	221	—
Increases based on tax positions related to current periods	1,303	372	—
Balance at the end of the period	$1,850	$593	$—

Schedule of Tax Years that Remain Subject to Examination in Major Tax Jurisdictions	The earliest tax years that remain subject to examination in the major tax jurisdictions in which we operate were as follows:

Tax year
United States	2020
California	2019
Netherlands	2017

Schedule of Deferred Income Taxes
The components of the deferred income taxes were as follows (in thousands):

	Successor
	December 31, 2023	December 31, 2022
Deferred tax assets:
Net Operating Loss and Capital Loss Carryforwards	$6,362	$2,184
Tax credits	4,289	1,110
Interest expense	3,234	1,196
Investment in partnerships	8,950	—
Other	231	303
Total deferred tax assets	23,066	4,793
Valuation allowance	(22,658)	(1,087)
Total net deferred tax assets	$408	$3,706

Deferred tax liabilities:
Investment in partnerships	$—	$(22,471)
Intangibles	(8,243)	(10,450)
Other	(472)	(171)
Total deferred tax liabilities	$(8,715)	$(33,092)

Net deferred tax liabilities	$(8,307)	$(29,386)

Schedule of Valuation Allowance
The change in the valuation allowance was comprised of the following (in thousands):

	Successor		Predecessor
	Year Ended December 31, 2023	Period from January 27, 2022 through December 31, 2022	Period from January 1, 2022 through January 26, 2022
Balance at the beginning of the period	$1,087	$170	$170
Increases in valuation allowance recorded through earnings	19,521	917	—
Increases in valuation allowance not recorded through earnings	2,050	—	—
Balance at the end of the period	$22,658	$1,087	$170